UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C.  20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
INVESTMENT COMPANIES

Investment Company Act file number	811-3757

Dreyfus Premier California AMT-Free Municipal Bond Fund, Inc.
(Exact name of Registrant as specified in charter)

c/o The Dreyfus Corporation 200 Park Avenue New York, New York 10166
(Address of principal executive offices) (Zip code)

Janette E. Farragher, Esq. 200 Park Avenue New York, New York 10166
(Name and address of agent for service)

Registrant's telephone number, including area code:	(212) 922-6000

Date of fiscal year end:	5/31
Date of reporting period:	11/30/12

FORM N-CSR

Item 1.      Reports to Stockholders.

Dreyfus
California AMT-Free
Municipal Bond Fund

SEMIANNUAL REPORT November 30, 2012

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The views expressed in this report reflect those of the portfolio manager only through the end of the period covered and do not necessarily represent the views of Dreyfus or any other person in the Dreyfus organization. Any such views are subject to change at any time based upon market or other conditions and Dreyfus disclaims any responsibility to update such views.These views may not be relied on as investment advice and, because investment decisions for a Dreyfus fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Dreyfus fund.

Not FDIC-Insured • Not Bank-Guaranteed • May Lose Value

Contents
THE FUND
2	A Letter from the President
3	Discussion of Fund Performance
6	Understanding Your Fund’s Expenses
6	Comparing Your Fund’s Expenses With Those of Other Funds
7	Statement of Investments
24	Statement of Assets and Liabilities
25	Statement of Operations
26	Statement of Changes in Net Assets
28	Financial Highlights
32	Notes to Financial Statements
45	Information About the Renewal of the Fund’s Management Agreement
FOR MORE INFORMATION
Back Cover

Dreyfus
California AMT-Free
Municipal Bond Fund

The Fund

A LETTER FROM THE PRESIDENT

Dear Shareholder:

We are pleased to present this semiannual report for Dreyfus California AMT-Free Municipal Bond Fund, covering the six-month period from June 1, 2012, through November 30, 2012. For information about how the fund performed during the reporting period, as well as general market perspectives, we provide a Discussion of Fund Performance on the pages that follow.

The municipal bond market generally remained strong over the reporting period in response to positive supply-and-demand dynamics, improving credit conditions, and investors’ changing expectations of global and domestic economic conditions.While monthly variations in economic data were pronounced, the longer-term pace of U.S. economic growth has been relatively consistent at about half the average rate achieved in prior recoveries. However, a number of headwinds remain, including uncertainty regarding U.S. fiscal and tax policies and the ongoing effects of the European financial crisis.

In light of these factors, the U.S. economic recovery appears likely to persist at subpar levels over the first half of 2013. However, the nation’s easy monetary policy and a favorable resolution of the fiscal debate may prompt corporate decision-makers to increase capital spending, which could have positive implications for the U.S. economy and most states’ fiscal conditions later in the year.As always, we encourage you to stay in touch with your financial advisor as new developments unfold.

Thank you for your continued confidence and support.

Sincerely,

J. Charles Cardona
President
The Dreyfus Corporation
December 17, 2012

DISCUSSION OF FUND PERFORMANCE

For the period of June 1, 2012, through November 30, 2012, as provided by Jeffrey B. Burger, Primary Portfolio Manager

Fund and Market Performance Overview

For the six-month period ended November 30, 2012, Dreyfus California AMT-Free Municipal Bond Fund’s Class A, C, I and Z shares achieved total returns of 5.39%, 4.92%, 5.53% and 5.51%, respectively.1 The Barclays Municipal Bond Index (the “Index”), the fund’s benchmark, achieved a total return of 4.18% for the same period.2

Falling long-term interest rates and favorable supply-and-demand dynamics continued to support municipal bond prices over the reporting period. The fund produced higher returns than its benchmark which reflects bonds issued nationally, as California municipal bonds generally outpaced their counterparts from other states amid strong demand for a more limited supply of California issued securities. In addition, the fund benefited from its emphasis on certain revenue-backed municipal bonds.

The Fund’s Investment Approach

The fund seeks as high a level of current income exempt from federal and California state income taxes as is consistent with the preservation of capital.To pursue its goal, the fund normally invests substantially all of its assets in municipal bonds that provide income exempt from federal and California state personal income taxes.The fund also seeks to provide income exempt from the federal Alternative MinimumTax.The fund will invest at least 80% of its assets in investment-grade municipal bonds or the unrated equivalent as determined by Dreyfus.The fund may invest up to 20% of its assets in municipal bonds rated below investment grade (“junk” bonds) or the unrated equivalent as determined by Dreyfus.The dollar-weighted average maturity of the fund’s portfolio normally exceeds 10 years, but the fund’s average portfolio maturity is not restricted.

We focus on identifying undervalued sectors and securities, and we minimize the use of interest rate forecasting. We select municipal bonds by using fundamental credit analysis to estimate the relative value and attractiveness of various sectors and securities and to exploit pricing inefficiencies in the municipal bond market. We

The Fund	3

DISCUSSION OF FUND PERFORMANCE (continued)

actively trade among various sectors, such as pre-refunded, general obligation and revenue, based on their apparent relative values.

Supply-and-Demand Dynamics in California Supported State Municipal Bonds

The reporting period began in the midst of renewed macroeconomic concerns stemming from slowing U.S. employment growth, an intensifying domestic political debate, and an ongoing sovereign debt crisis in Europe. Although these headwinds temporarily sparked a flight to perceived safe havens, such as U.S.Treasury securities, municipal bonds generally remained strong across the credit-quality range throughout the reporting period, in part due to robust demand from investors seeking higher levels of after-tax income.

Municipal bond prices also responded positively to falling long-term interest rates stemming from quantitative easing and other stimulative measures by the Federal Reserve Board. Meanwhile, new issuance volumes remained relatively low when political pressure led to less borrowing for capital projects. Instead, municipalities primarily issued new bonds to refinance older debt, resulting in a net decrease in the national supply of tax-exempt securities. From a credit quality perspective, California’s credit fundamentals improved significantly late in the reporting period when voters approved increases in sales and income taxes in order to shore up the state’s fiscal condition.This development sparked a rally among California municipal bonds, enabling them to outpace market averages.

In this environment, lower-rated and longer maturity municipal bonds led the market higher, while highly rated and shorter-term securities generally lagged market averages.

Certain Revenue Bonds Supported Relative Performance

The fund’s relative performance was buoyed by overweighted positions in bonds backed by revenues from municipal projects, including bonds issued to finance hospitals. In addition, the fund’s returns were bolstered by bonds backed by revenues from tax appropriations.

These positive factors were partly offset by the fund’s investments in bonds backed by revenues from California’s water utility systems, which generally lagged market averages due to their relatively low yields.Although we maintained the fund’s average duration in a position we considered in line with industry averages throughout the reporting period, the fund’s results also were mildly undermined by our focus on bonds with intermediate-term maturities at a time when longer-term securities fared better. We employed derivative instruments to help establish the fund’s positioning on the market’s maturity spectrum.We made use of LIBOR swaps to take advantage of the cheapness of municipal bonds relative to taxable bonds, as well as to position for adjustments to the long end of the municipal yield curve, which had gotten to historically rich levels.

Adjusting to Changing Market Conditions

We have been encouraged by recently improved data, but we remain aware that the U.S. economy is still vulnerable to uncertainty regarding future tax and fiscal policies. We expect market volatility to increase at times as lawmakers attempt to address these issues. In addition, California municipal bonds have become more richly valued in the wake of recent rallies. Therefore, we have retained a relatively defensive investment posture, including an emphasis on income-oriented municipal bonds, a market-neutral duration posture, and overweighted exposure to intermediate-term maturities.At the same time, we have continued to monitor the California municipal bond market for more attractive relative values.

December 17, 2012

Bond funds are subject generally to interest rate, credit, liquidity and market risks, to varying degrees, all of which are more fully described in the fund’s prospectus. Generally, all other factors being equal, bond prices are inversely related to interest-rate changes, and rate increases can cause price declines.

High yield bonds involve increased credit and liquidity risks compared with investment grade bonds and are considered speculative in terms of the issuer’s ability to pay interest and repay principal on a timely basis.

The use of derivatives involves risk different from, or possibly greater than, the risk associated with investing directly in the underlying assets. Derivatives can be highly volatile, illiquid, and difficult to value and there is the risk that the changes in the value of a derivative held by the fund will not correlate with the underlying instruments or the fund’s other investments.

1 Total return includes reinvestment of dividends and any capital gains paid, and does not take into consideration the maximum initial sales charge in the case of Class A shares, or the applicable contingent deferred sales charges imposed on redemptions in the case of Class C shares. Had these charges been reflected, returns would have been lower. Class I and Class Z (which is closed to new investors) are not subject to any initial or deferred sales charge. Past performance is no guarantee of future results. Share price, yield and investment return fluctuate such that upon redemption, fund shares may be worth more or less than their original cost. Income may be subject to state and local taxes for non-
California residents. Capital gains, if any, are fully taxable.
2 SOURCE: LIPPER INC. — Reflects reinvestment of dividends and, where applicable, capital gain distributions.
The Barclays Municipal Bond Index is a widely accepted, unmanaged and geographically unrestricted total return performance benchmark for the long-term, investment-grade, tax-exempt bond market. Index returns do not reflect fees and expenses associated with operating a mutual fund.

The Fund	5

UNDERSTANDING YOUR FUND’S EXPENSES (Unaudited)

As a mutual fund investor, you pay ongoing expenses, such as management fees and other expenses. Using the information below, you can estimate how these expenses affect your investment and compare them with the expenses of other funds.You also may pay one-time transaction expenses, including sales charges (loads) and redemption fees, which are not shown in this section and would have resulted in higher total expenses. For more information, see your fund’s prospectus or talk to your financial adviser.

Review your fund’s expenses

The table below shows the expenses you would have paid on a $1,000 investment in Dreyfus California AMT-Free Municipal Bond Fund from June 1, 2012 to November 30, 2012. It also shows how much a $1,000 investment would be worth at the close of the period, assuming actual returns and expenses.

Expenses and Value of a $1,000 Investment
assuming actual returns for the six months ended November 30, 2012

	Class A	Class C	Class I	Class Z
Expenses paid per $1,000†	$4.74	$8.68	$3.61	$3.40
Ending value (after expenses)	$1,053.90	$1,049.20	$1,055.30	$1,055.10

COMPARING YOUR FUND’S EXPENSES
WITH THOSE OF OTHER FUNDS (Unaudited)

Using the SEC’s method to compare expenses

The Securities and Exchange Commission (SEC) has established guidelines to help investors assess fund expenses. Per these guidelines, the table below shows your fund’s expenses based on a $1,000 investment, assuming a hypothetical 5% annualized return. You can use this information to compare the ongoing expenses (but not transaction expenses or total cost) of investing in the fund with those of other funds.All mutual fund shareholder reports will provide this information to help you make this comparison. Please note that you cannot use this information to estimate your actual ending account balance and expenses paid during the period.

Expenses and Value of a $1,000 Investment
assuming a hypothetical 5% annualized return for the six months ended November 30, 2012

	Class A	Class C	Class I	Class Z
Expenses paid per $1,000†	$4.66	$8.54	$3.55	$3.35
Ending value (after expenses)	$1,020.46	$1,016.60	$1,021.56	$1,021.76

† Expenses are equal to the fund’s annualized expense ratio of .92% for Class A, 1.69% for Class C, .70% for
Class I and .66% for Class Z, multiplied by the average account value over the period, multiplied by 183/365 (to reflect the one-half year period).

STATEMENT OF INVESTMENTS

November 30, 2012 (Unaudited)

Long-Term Municipal	Coupon	Maturity	Principal
Investments—97.7%	Rate (%)	Date	Amount ($)	Value ($)
California—88.8%
ABAG Finance Authority for
Nonprofit Corporations,
Revenue (San Diego
Hospital Association)	5.38	3/1/21	4,000,000	4,196,360
ABAG Finance Authority for
Nonprofit Corporations,
Revenue (Sharp HealthCare)	6.00	8/1/30	5,000,000	6,287,400
Bay Area Toll Authority,
San Francisco Bay Area Toll
Bridge Revenue	5.00	4/1/22	5,000,000	6,493,900
Bay Area Toll Authority,
San Francisco Bay Area Toll
Bridge Revenue	5.25	4/1/24	17,580,000	21,751,558
Bay Area Toll Authority,
San Francisco Bay Area Toll
Bridge Revenue	5.00	4/1/34	10,000,000	11,563,000
Brentwood Infrastructure Financing
Authority, Water Revenue	5.75	7/1/38	4,250,000	4,907,135
California,
Economic Recovery Bonds	5.00	7/1/20	10,000,000	12,481,900
California,
GO	5.00	8/1/22	5,000,000	5,816,450
California,
GO (Various Purpose)	5.50	4/1/19	4,455,000	5,679,011
California,
GO (Various Purpose)	5.25	2/1/23	13,000,000	17,074,330
California,
GO (Various Purpose)	5.00	11/1/23	5,000,000	6,225,200
California,
GO (Various Purpose)	5.00	9/1/27	5,250,000	6,165,652
California,
GO (Various Purpose)	5.25	3/1/30	15,000,000	18,303,900
California,
GO (Various Purpose)	5.75	4/1/31	4,500,000	5,497,920
California,
GO (Various Purpose)	5.25	9/1/31	25,000,000	30,428,500
California,
GO (Various Purpose)	5.25	9/1/32	19,500,000	23,648,820
California,
GO (Various Purpose)	5.25	10/1/32	9,170,000	11,137,607

The Fund	7

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Long-Term Municipal	Coupon	Maturity	Principal
Investments (continued)	Rate (%)	Date	Amount ($)	Value ($)
California (continued)
California,
GO (Various Purpose)	6.00	3/1/33	3,000,000	3,861,270
California,
GO (Various Purpose)	6.50	4/1/33	30,000,000	38,583,000
California,
GO (Various Purpose)	5.50	11/1/35	10,000,000	12,349,400
California,
GO (Various Purpose)	5.00	2/1/38	5,000,000	5,824,600
California,
GO (Various Purpose)	5.50	3/1/40	17,500,000	21,136,150
California Department of Water
Resources, Power Supply Revenue	5.00	5/1/21	7,500,000	9,099,375
California Department of Water
Resources, Power Supply Revenue	5.00	5/1/21	9,000,000	11,378,430
California Department of
Water Resources, Water
System Revenue
(Central Valley Project)	5.00	12/1/26	7,500,000	9,076,425
California Department of Water
Resources, Water System
Revenue (Central Valley Project)	5.00	12/1/27	11,600,000	13,787,296
California Educational Facilities
Authority, Revenue (Pooled
College and University Projects)	5.63	7/1/23	135,000	184,645
California Educational Facilities
Authority, Revenue (University
of Southern California)	5.25	10/1/38	5,000,000	6,073,500
California Health Facilities
Financing Authority, Health
Facility Revenue (Adventist
Health System/West)	5.00	3/1/17	870,000	879,222
California Health Facilities
Financing Authority, Health
Facility Revenue (Adventist
Health System/West)	5.00	3/1/18	1,000,000	1,010,600
California Health Facilities
Financing Authority, Revenue
(Catholic Healthcare West)	5.63	7/1/32	5,875,000	6,472,429
California Health Facilities
Financing Authority, Revenue
(City of Hope)	5.00	11/15/23	1,650,000	2,029,780

Long-Term Municipal	Coupon	Maturity	Principal
Investments (continued)	Rate (%)	Date	Amount ($)	Value ($)
California (continued)
California Health Facilities
Financing Authority, Revenue
(City of Hope)	5.00	11/15/24	1,600,000	1,957,152
California Health Facilities
Financing Authority, Revenue
(Lucile Salter Packard Children’s
Hospital at Stanford)	5.00	8/15/25	5,855,000	7,237,600
California Health Facilities
Financing Authority, Revenue
(Rady Children’s Hospital—
San Diego)	5.25	8/15/41	8,500,000	9,496,200
California Health Facilities
Financing Authority, Revenue
(Scripps Health)	5.00	11/15/32	1,150,000	1,356,701
California Health Facilities
Financing Authority, Revenue
(Scripps Health)	5.00	11/15/36	12,525,000	14,074,969
California Health Facilities
Financing Authority, Revenue
(Stanford Hospital and Clinics)	5.00	8/15/42	1,000,000	1,156,830
California Health Facilities
Financing Authority, Revenue
(Sutter Health)	5.25	8/15/22	6,000,000	7,115,880
California Health Facilities
Financing Authority, Revenue
(Sutter Health)	5.25	8/15/31	3,500,000	4,226,075
California Housing Finance Agency,
Home Mortgage Revenue	5.50	8/1/38	13,085,000	13,523,217
California Infrastructure and
Economic Development Bank,
Revenue (Performing Arts
Center of Los Angeles County)	5.00	12/1/27	1,000,000	1,101,890
California Municipal Finance
Authority, COP (Community
Hospitals of Central
California Obligated Group)	5.25	2/1/27	6,750,000	7,200,157
California Pollution Control
Financing Authority, PCR (San
Diego Gas and Electric
Company) (Insured; National
Public Finance Guarantee Corp.)	5.90	6/1/14	10,000,000	10,812,300

The Fund	9

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Long-Term Municipal	Coupon	Maturity	Principal
Investments (continued)	Rate (%)	Date	Amount ($)		Value ($)
California (continued)
California Pollution Control
Financing Authority, Revenue
(San Jose Water Company Project)	5.10	6/1/40	5,500,000		6,128,100
California Pollution Control
Financing Authority, Water
Facilities Revenue (American
Water Capital Corporation Project)	5.25	8/1/40	7,500,000	[a]	8,172,975
California State Public Works
Board, LR (Department of
Corrections, Calipatria State
Prison, Imperial County)
(Insured; National Public
Finance Guarantee Corp.)	6.50	9/1/17	9,860,000		11,126,714
California State Public Works
Board, LR (Department of
Health Services-Richmond
Laboratory, Phase III Office
Building) (Insured; XLCA)	5.00	11/1/19	1,680,000		1,863,523
California State Public Works
Board, LR (Judicial Council of
California) (Various Judicial
Council Projects)	5.00	12/1/31	10,000,000		11,571,900
California State Public Works
Board, LR (The Regents of the
University of California)
(Various University of
California Projects)	5.50	6/1/14	2,575,000		2,685,416
California State Public Works
Board, LR (The Regents of the
University of California) (Various
University of California Projects)
(Insured; National Public
Finance Guarantee Corp.)	5.25	6/1/23	4,400,000		5,781,732
California State University
Trustees, Systemwide Revenue	5.00	11/1/27	2,510,000		2,909,567
California State University
Trustees, Systemwide Revenue	5.00	11/1/28	5,000,000		5,795,950
California Statewide Communities
Development Authority, COP
(The Internext Group)	5.38	4/1/30	20,000,000		20,060,800

Long-Term Municipal	Coupon	Maturity	Principal
Investments (continued)	Rate (%)	Date	Amount ($)	Value ($)
California (continued)
California Statewide Communities
Development Authority, Insured
Revenue (Saint Joseph Health
System) (Insured; FGIC)	5.75	7/1/47	10,000,000	11,460,300
California Statewide Communities
Development Authority, Insured
Revenue (Saint Joseph Health
System) (Insured; National
Public Finance Guarantee Corp.)	5.13	7/1/24	5,000,000	5,736,400
California Statewide Communities
Development Authority, Revenue
(Cottage Health System
Obligated Group)	5.25	11/1/30	3,750,000	4,405,725
California Statewide Communities
Development Authority, Revenue
(Cottage Health System
Obligated Group)	5.00	11/1/40	11,940,000	13,499,603
California Statewide Communities
Development Authority,
Revenue (Inland Regional
Center Project)	5.25	12/1/27	9,000,000	9,889,020
California Statewide Communities
Development Authority, Revenue
(Kaiser Permanente)	5.00	4/1/42	3,000,000	3,494,580
California Statewide Communities
Development Authority, Revenue
(Sutter Health)	5.00	8/15/22	2,000,000	2,452,860
California Statewide Communities
Development Authority, Revenue
(The California Endowment)	5.25	7/1/20	2,280,000	2,346,097
California Statewide Communities
Development Authority, School
Facility Revenue (Aspire
Public Schools)	6.00	7/1/40	8,000,000	8,291,840
California Statewide Communities
Development Authority, Student
Housing Revenue (CHF-Irvine,
LLC-UCI East Campus
Apartments, Phase II)	5.75	5/15/32	4,000,000	4,393,560

The Fund	11

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Long-Term Municipal	Coupon	Maturity	Principal
Investments (continued)	Rate (%)	Date	Amount ($)		Value ($)
California (continued)
Capistrano Unified School District
(Ladera) Community Facilities
District Number 98-2, Special
Tax Bonds (Insured; National
Public Finance Guarantee Corp.)	5.00	9/1/19	3,545,000		3,774,645
Carson Redevelopment Agency,
Tax Allocation Revenue
(Redevelopment Project Area
Number 1) (Insured; National
Public Finance Guarantee Corp.)	5.50	10/1/13	1,000,000		1,028,550
Chabot-Las Positas Community
College District, GO
(Insured; AMBAC)	0.00	8/1/22	3,000,000	[b]	2,003,670
Coast Community College District,
GO (Insured; Assured Guaranty
Municipal Corp.)	0/5.00	8/1/29	15,565,000	[c]	16,310,875
Delano,
COP (Delano Regional
Medical Center)	5.25	1/1/18	8,915,000		8,930,334
Foothill-De Anza Community College
District, GO (Insured; AMBAC)	5.00	8/1/22	10,350,000		12,184,227
Foothill/Eastern Transportation
Corridor Agency, Toll
Road Revenue	5.75	1/15/40	1,745,000		1,746,012
Foothill/Eastern Transportation
Corridor Agency, Toll Road
Revenue (Insured; National
Public Finance Guarantee Corp.)	5.13	1/15/19	2,000,000		2,003,340
Golden State Tobacco
Securitization Corporation,
Enhanced Tobacco Settlement
Asset-Backed Bonds (Insured;
Assured Guaranty Municipal Corp.)	4.55	6/1/22	1,725,000		1,939,245
Golden State Tobacco
Securitization Corporation,
Tobacco Settlement
Asset-Backed Bonds	4.50	6/1/27	24,160,000		22,313,210
Grossmont Union High School
District, GO (Insured; Assured
Guaranty Municipal Corp.)	0.00	8/1/21	4,375,000	[b]	3,366,038

Long-Term Municipal	Coupon	Maturity	Principal
Investments (continued)	Rate (%)	Date	Amount ($)		Value ($)
California (continued)
Grossmont Union High School
District, GO (Insured; Assured
Guaranty Municipal Corp.)	0.00	8/1/22	4,605,000	[b]	3,333,744
Grossmont Union High School
District, GO (Insured; Assured
Guaranty Municipal Corp.)	0.00	8/1/23	4,850,000	[b]	3,310,271
Grossmont Union High School
District, GO (Insured; Assured
Guaranty Municipal Corp.)	0.00	8/1/26	3,265,000	[b]	1,960,861
Lincoln Community Facilities
District Number 2003-1,
Special Tax Bonds
(Lincoln Crossing
Project) (Prerefunded)	5.65	9/1/13	1,125,000	[d]	1,190,779
Los Angeles Department of
Airports, Senior Revenue (Los
Angeles International Airport)	5.25	5/15/26	5,000,000		6,180,800
Los Angeles Department of
Airports, Senior Revenue (Los
Angeles International Airport)	5.00	5/15/29	3,915,000		4,666,680
Los Angeles Department of
Airports, Senior Revenue (Los
Angeles International Airport)	5.25	5/15/29	16,090,000		19,034,631
Los Angeles Department of
Airports, Senior Revenue (Los
Angeles International Airport)	5.00	5/15/35	25,000,000		28,961,250
Los Angeles Department of Water
and Power, Water System Revenue	5.00	7/1/43	12,000,000		14,255,760
Los Angeles Department of Water
and Power, Water System Revenue	5.00	7/1/43	10,000,000		11,879,800
Los Angeles Harbor Department,
Revenue	5.25	8/1/25	26,055,000		32,099,499
Los Angeles Unified School
District, GO (Insured;
National Public Finance
Guarantee Corp.)	5.75	7/1/15	3,000,000		3,408,750
Metropolitan Water District of
Southern California,
Water Revenue	5.00	7/1/20	4,000,000		5,155,920

The Fund	13

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Long-Term Municipal	Coupon	Maturity	Principal
Investments (continued)	Rate (%)	Date	Amount ($)		Value ($)
California (continued)
Metropolitan Water District of
Southern California,
Water Revenue	5.00	10/1/34	7,390,000		9,110,023
Metropolitan Water District of
Southern California,
Water Revenue	5.00	1/1/39	5,000,000		5,976,600
Midpeninsula Regional Open Space
District Financing Authority,
Revenue (Insured; AMBAC)	0.00	9/1/15	2,825,000	[b]	2,778,416
Murrieta Valley Unified School
District, GO (Insured;
National Public Finance
Guarantee Corp.)	0.00	9/1/21	4,950,000	[b]	3,743,289
Natomas Unified School District,
GO (Insured; National Public
Finance Guarantee Corp.)	5.95	9/1/21	2,500,000		2,889,025
Northern California Power Agency,
Revenue (Hydroelectric Project
Number 1) (Insured; AMBAC)
(Prerefunded)	7.00	1/1/16	670,000	[d]	772,436
Northern California Power Agency,
Revenue (Hydroelectric Project
Number 1) (Insured; AMBAC)
(Prerefunded)	7.50	7/1/21	375,000	[d]	525,281
Northern California Power Agency,
Revenue (Hydroelectric Project
Number 1) (Insured; National
Public Finance Guarantee Corp.)	6.30	7/1/18	26,400,000		30,147,480
Orange County Community Facilities
District, Special Tax Bonds
(Landera Ranch)	5.63	8/15/34	4,000,000		4,039,240
Pomona Redevelopment Agency,
Tax Allocation Revenue
(West Holt Avenue
Redevelopment Project)	5.50	5/1/32	3,000,000		3,674,850
Poway Unified School District,
School Facilities Improvement
District Number 2007-1, GO	0.00	8/1/35	12,850,000	[b]	4,762,210

Long-Term Municipal	Coupon	Maturity	Principal
Investments (continued)	Rate (%)	Date	Amount ($)		Value ($)
California (continued)
Rancho Mirage Joint Powers
Financing Authority, Revenue
(Eisenhower Medical Center)
(Prerefunded)	5.63	7/1/14	10,430,000	[d]	11,303,825
Sacramento County,
Airport System Senior Revenue	5.00	7/1/24	5,090,000		6,070,639
Sacramento County,
Airport System Senior Revenue	5.13	7/1/25	5,890,000		7,018,760
Sacramento County,
Airport System Senior Revenue	5.00	7/1/40	5,000,000		5,628,700
Sacramento County Sanitation
Districts Financing Authority,
Revenue (Sacramento Regional
County Sanitation District)	5.00	12/1/26	7,000,000		8,719,690
Sacramento County Water Financing
Authority, Revenue (Sacramento
County Water Agency Zones 40
and 41 Water System Project)
(Insured; National Public
Finance Guarantee Corp.)	5.00	6/1/25	8,500,000		9,886,945
Sacramento Municipal Utility
District, Electric Revenue	5.00	8/15/28	2,500,000		3,035,350
Sacramento Municipal Utility
District, Electric Revenue
(Insured; National Public
Finance Guarantee Corp.)	6.50	9/1/13	1,900,000		1,982,194
San Bernardino County,
COP (Capital Facilities Project)	6.88	8/1/24	5,000,000		7,164,300
San Diego County,
COP (Burnham Institute for
Medical Research)	5.00	9/1/24	2,265,000		2,377,344
San Diego County,
COP (Burnham Institute for
Medical Research)	5.00	9/1/34	9,880,000		10,255,539
San Diego County Regional Airport
Authority, Subordinate
Airport Revenue	5.00	7/1/34	6,000,000		6,797,760

The Fund	15

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Long-Term Municipal	Coupon	Maturity	Principal
Investments (continued)	Rate (%)	Date	Amount ($)		Value ($)
California (continued)
San Diego County Water Authority,
Water Revenue	5.00	5/1/31	4,935,000		5,972,633
San Diego Public Facilities
Financing Authority, Senior
Sewer Revenue	5.25	5/15/34	6,045,000		7,087,702
San Diego Public Facilities
Financing Authority,
Water Revenue	5.25	8/1/28	6,000,000		7,358,400
San Diego Unified School District,
GO (Insured; Assured Guaranty
Municipal Corp.)	5.25	7/1/16	1,465,000		1,519,879
San Francisco City and County
Airport Commission, Second
Series Revenue (San Francisco
International Airport)	5.00	5/1/23	6,775,000		8,381,082
San Francisco City and County
Airport Commission, Second
Series Revenue (San Francisco
International Airport)	5.25	5/1/26	4,000,000		4,749,240
San Francisco City and County
Airport Commission, Second
Series Revenue (San Francisco
International Airport)	5.00	5/1/28	2,000,000		2,436,960
San Francisco City and County
Airport Commission, Second
Series Revenue (San Francisco
International Airport)	5.00	5/1/29	2,000,000		2,427,560
San Francisco City and County
Public Utilities Commission,
San Francisco Water Revenue	5.00	11/1/37	10,000,000		11,869,400
San Francisco City and County
Public Utilities Commission,
San Francisco Water Revenue
(Insured; Assured Guaranty
Municipal Corp.)	5.00	11/1/24	13,185,000		14,977,369
San Francisco City and County
Redevelopment Agency,
Community Facilities
District Number 6
(Mission Bay South
Public Improvements)	0.00	8/1/18	445,000	[b]	337,163

Long-Term Municipal	Coupon	Maturity	Principal
Investments (continued)	Rate (%)	Date	Amount ($)		Value ($)
California (continued)
San Francisco City and County
Redevelopment Agency,
Community Facilities District
Number 6 (Mission Bay South
Public Improvements)	0.00	8/1/21	500,000	[b]	311,415
Southern California Public Power
Authority, Revenue (Canyon
Power Project)	5.25	7/1/27	7,485,000		9,048,916
Southern California Public Power
Authority, Revenue (Linden
Wind Energy Project)	5.00	7/1/27	5,830,000		7,025,675
Southern California Public Power
Authority, Revenue (Linden
Wind Energy Project)	5.00	7/1/28	3,145,000		3,782,680
Southern California Public Power
Authority, Revenue (Linden
Wind Energy Project)	5.00	7/1/29	2,230,000		2,670,046
Southern California Public Power
Authority, Revenue (Milford
Wind Corridor Phase I Project)	5.00	7/1/29	11,865,000		14,063,466
Southern California Public Power
Authority, Revenue (Windy
Point/Windy Flats Project)	5.00	7/1/27	13,765,000		16,750,904
Stockton Unified School District,
GO (Insured; Assured Guaranty
Municipal Corp.)	5.00	7/1/25	1,620,000		1,925,289
Stockton Unified School District,
GO (Insured; Assured Guaranty
Municipal Corp.)	5.00	7/1/26	1,115,000		1,323,572
Tobacco Securitization Authority
of Southern California,
Tobacco Settlement
Asset-Backed Bonds (San
Diego County Tobacco Asset
Securitization Corporation)	4.75	6/1/25	1,785,000		1,790,105
Tobacco Securitization Authority
of Southern California,
Tobacco Settlement
Asset-Backed Bonds (San Diego
County Tobacco Asset
Securitization Corporation)	5.13	6/1/46	8,850,000		7,503,030

The Fund	17

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Long-Term Municipal	Coupon	Maturity	Principal
Investments (continued)	Rate (%)	Date	Amount ($)		Value ($)
California (continued)
Torrance,
Revenue (Torrance Memorial
Medical Center)	5.00	9/1/40	3,000,000		3,310,590
Tuolumne Wind Project Authority,
Revenue (Tuolumne
Company Project)	5.63	1/1/29	8,000,000		9,502,480
Turlock Irrigation District,
Revenue	5.00	1/1/25	5,610,000		6,493,799
Turlock Irrigation District,
Revenue	5.00	1/1/26	8,120,000		9,353,753
University of California Regents,
General Revenue	5.00	5/15/21	15,000,000		19,311,150
University of California Regents,
General Revenue	5.25	5/15/28	10,000,000		11,888,700
University of California Regents,
General Revenue	5.75	5/15/31	8,000,000		9,954,320
West Kern Community College
District, GO (Insured; XLCA)	0.00	11/1/20	1,000,000	[b]	738,970
U.S. Related—8.9%
Guam,
Hotel Occupancy Tax Revenue	6.00	11/1/26	3,300,000		3,980,394
Guam,
LOR (Section 30)	5.63	12/1/29	2,850,000		3,264,162
Guam Waterworks Authority,
Water and Wastewater
System Revenue	5.63	7/1/40	2,000,000		2,132,580
Puerto Rico Aqueduct and Sewer
Authority, Senior Lien Revenue	5.13	7/1/37	6,000,000		6,150,480
Puerto Rico Commonwealth,
Public Improvement GO	5.25	7/1/22	2,000,000		2,102,800
Puerto Rico Commonwealth,
Public Improvement GO	5.50	7/1/39	10,000,000		10,497,100
Puerto Rico Electric Power
Authority, Power Revenue	5.25	7/1/22	4,000,000		4,422,040
Puerto Rico Electric Power
Authority, Power Revenue	5.00	7/1/28	6,040,000		6,264,446
Puerto Rico Electric Power
Authority, Power Revenue	5.25	7/1/28	5,000,000		5,322,800

Long-Term Municipal	Coupon	Maturity	Principal
Investments (continued)	Rate (%)	Date	Amount ($)	Value ($)
U.S. Related (continued)
Puerto Rico Electric Power
Authority, Power Revenue
(Insured; National Public
Finance Guarantee Corp.)	5.25	7/1/30	10,000,000	10,961,900
Puerto Rico Highway and
Transportation Authority,
Highway Revenue
(Insured; Assured
Guaranty Municipal Corp.)	6.25	7/1/16	130,000	157,179
Puerto Rico Highway and
Transportation Authority,
Highway Revenue
(Insured; Assured
Guaranty Municipal Corp.)	6.25	7/1/16	2,870,000	3,261,726
Puerto Rico Highways and
Transportation Authority,
Highway Revenue (Insured;
National Public Finance
Guarantee Corp.)	5.50	7/1/13	1,380,000	1,422,614
Puerto Rico Industrial, Tourist,
Educational, Medical and
Environmental Control
Facilities Financing Authority,
HR (Hospital Auxilio Mutuo
Obligated Group Project)	6.00	7/1/33	2,450,000	2,854,324
Puerto Rico Infrastructure
Financing Authority, Special
Tax Revenue (Insured; AMBAC)	5.50	7/1/28	10,200,000	11,266,920
Puerto Rico Sales Tax Financing
Corporation, Sales Tax Revenue
(First Subordinate Series)	5.38	8/1/39	5,000,000	5,429,450
Puerto Rico Sales Tax Financing
Corporation, Sales Tax Revenue
(First Subordinate Series)	6.38	8/1/39	4,500,000	5,253,165
Puerto Rico Sales Tax Financing
Corporation, Sales Tax Revenue
(First Subordinate Series)	6.00	8/1/42	7,500,000	8,517,975
University of Puerto Rico,
University System Revenue	5.00	6/1/23	10,000,000	10,439,500

The Fund	19

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Long-Term Municipal	Coupon	Maturity	Principal
Investments (continued)	Rate (%)	Date	Amount ($)		Value ($)
U.S. Related (continued)
Virgin Islands Public Finance
Authority, Revenue (Virgin
Islands General Obligation/
Matching Fund Loan Note)	7.30	10/1/18	2,280,000		2,784,518
Virgin Islands Public Finance
Authority, Revenue (Virgin
Islands Matching Fund
Loan Notes)	5.00	10/1/25	5,000,000		5,546,850
Total Long-Term Municipal Investments
(cost $1,087,839,700)					1,236,328,356

Short-Term Municipal
Investments—.9%
California—.9%
California,
GO Notes
(Kindergarten-University)
(LOC; Citibank NA)	0.16	12/3/12	7,100,000	[e]	7,100,000
California Infrastructure and
Economic Development Bank,
Revenue, Refunding (Los
Angeles County Museum of
Natural History Foundation)
(LOC; Wells Fargo Bank)	0.14	12/3/12	700,000	[e]	700,000
Irvine Assessment District Number
03-19, Limited Obligation
Improvement Bonds (LOC:
California State Teachers
Retirement System and
U.S. Bank NA)	0.15	12/3/12	3,600,000	[e]	3,600,000
Total Short-Term Municipal Investments
(cost $11,400,000)					11,400,000

Short-Term	Coupon	Maturity	Principal
Investment—.0%	Rate (%)	Date	Amount ($)	Value ($)
U. S. Treasury Bills;
(cost $579,933)	0.06	2/7/13	580,000 [f]	579,944
Total Investments (cost $1,099,819,633)			98.6%	1,248,308,300
Cash and Receivables (Net)			1.4%	18,064,496
Net Assets			100.0%	1,266,372,796

a Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933.This security may be resold in transactions exempt from registration, normally to qualified institutional buyers.At November 30, 2012, this security were valued at $8,172,975 or 0.6% of net assets.
b Security issued with a zero coupon. Income is recognized through the accretion of discount.
c Zero coupon until a specified date at which time the stated coupon rate becomes effective until maturity.
d These securities are prerefunded; the date shown represents the prerefunded date. Bonds which are prerefunded are collateralized by U.S. Government securities which are held in escrow and are used to pay principal and interest on the municipal issue and to retire the bonds in full at the earliest refunding date.
e Variable rate demand note—rate shown is the interest rate in effect at November 30, 2012. Maturity date represents the next demand date, or the ultimate maturity date if earlier.
f Held by or on behalf of a counterparty for open swap positions.

The Fund	21

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Summary of Abbreviations

ABAG	Association of Bay Area	ACA	American Capital Access
Governments
AGC	ACE Guaranty Corporation	AGIC	Asset Guaranty Insurance Company
AMBAC	American Municipal Bond	ARRN	Adjustable Rate
	Assurance Corporation		Receipt Notes
BAN	Bond Anticipation Notes	BPA	Bond Purchase Agreement
CIFG	CDC Ixis Financial Guaranty	COP	Certificate of Participation
CP	Commercial Paper	DRIVERS	Derivative Inverse
Tax-Exempt Receipts
EDR	Economic Development	EIR	Environmental Improvement
	Revenue		Revenue
FGIC	Financial Guaranty	FHA	Federal Housing
	Insurance Company		Administration
FHLB	Federal Home	FHLMC	Federal Home Loan Mortgage
	Loan Bank		Corporation
FNMA	Federal National	GAN	Grant Anticipation Notes
Mortgage Association
GIC	Guaranteed Investment	GNMA	Government National Mortgage
	Contract		Association
GO	General Obligation	HR	Hospital Revenue
IDB	Industrial Development Board	IDC	Industrial Development Corporation
IDR	Industrial Development	LIFERS	Long Inverse Floating
	Revenue		Exempt Receipts
LOC	Letter of Credit	LOR	Limited Obligation Revenue
LR	Lease Revenue	MERLOTS	Municipal Exempt Receipt
Liquidity Option Tender
MFHR	Multi-Family Housing Revenue	MFMR	Multi-Family Mortgage Revenue
PCR	Pollution Control Revenue	PILOT	Payment in Lieu of Taxes
P-FLOATS	Puttable Floating Option	PUTTERS	Puttable Tax-Exempt Receipts
Tax-Exempt Receipts
RAC	Revenue Anticipation Certificates	RAN	Revenue Anticipation Notes
RAW	Revenue Anticipation Warrants	ROCS	Reset Options Certificates
RRR	Resources Recovery Revenue	SAAN	State Aid Anticipation Notes
SBPA	Standby Bond Purchase Agreement	SFHR	Single Family Housing Revenue
SFMR	Single Family Mortgage Revenue	SONYMA	State of New York Mortgage Agency
SPEARS	Short Puttable Exempt	SWDR	Solid Waste Disposal Revenue
Adjustable Receipts
TAN	Tax Anticipation Notes	TAW	Tax Anticipation Warrants
TRAN	Tax and Revenue Anticipation Notes	XLCA	XL Capital Assurance

Summary of Combined Ratings (Unaudited)

Fitch	or	Moody’s	or	Standard & Poor’s	Value (%)†
AAA		Aaa		AAA	4.9
AA		Aa		AA	41.0
A		A		A	34.1
BBB		Baa		BBB	15.1
BB		Ba		BB	2.6
B		B		B	.6
F1		MIG1/P1		SP1/A1	1.0
Not Rated[g]		Not Rated[g]		Not Rated[g]	.7
					100.0

† Based on total investments.
g Securities which, while not rated by Fitch, Moody’s and Standard & Poor’s, have been determined by the Manager to be of comparable quality to those rated securities in which the fund may invest.

See notes to financial statements.

The Fund	23

STATEMENT OF ASSETS AND LIABILITIES

November 30, 2012 (Unaudited)

			Cost	Value
Assets ($):
Investments in securities—See Statement of Investments			1,099,819,633	1,248,308,300
Cash				3,820,473
Interest receivable				15,781,977
Receivable for shares of Common Stock subscribed				487,593
Unrealized appreciation on swap contracts—Note 4				234,405
Prepaid expenses				36,778
				1,268,669,526
Liabilities ($):
Due to The Dreyfus Corporation and affiliates—Note 3(c)				737,507
Payable for shares of Common Stock redeemed				1,015,306
Unrealized depreciation on swap contracts—Note 4				393,632
Accrued expenses				150,285
				2,296,730
Net Assets ($)				1,266,372,796
Composition of Net Assets ($):
Paid-in capital				1,136,697,605
Accumulated undistributed investment income—net				102,545
Accumulated net realized gain (loss) on investments				(18,756,794)
Accumulated net unrealized appreciation (depreciation)
on investments and swap transactions				148,329,440
Net Assets ($)				1,266,372,796

Net Asset Value Per Share
	Class A	Class C	Class I	Class Z
Net Assets ($)	124,219,194	13,221,374	39,007,421	1,089,924,807
Shares Outstanding	7,834,077	834,022	2,461,349	68,738,139
Net Asset Value Per Share ($)	15.86	15.85	15.85	15.86

See notes to financial statements.

STATEMENT OF OPERATIONS

Six Months Ended November 30, 2012 (Unaudited)

Investment Income ($):
Interest Income	26,313,642
Expenses:
Management fee—Note 3(a)	3,702,862
Shareholder servicing costs—Note 3(c)	555,377
Directors’ fees and expenses—Note 3(d)	45,884
Distribution fees—Note 3(b)	45,154
Custodian fees—Note 3(c)	44,187
Professional fees	43,481
Registration fees	32,535
Prospectus and shareholders’ reports	14,420
Loan commitment fees—Note 2	10,220
Miscellaneous	36,402
Total Expenses	4,530,522
Less—reduction in fees due to earnings credits—Note 3(c)	(913)
Net Expenses	4,529,609
Investment Income—Net	21,784,033
Realized and Unrealized Gain (Loss) on Investments—Note 4 ($):
Net realized gain (loss) on investments	3,733,147
Net realized gain (loss) on swap transactions	195,527
Net Realized Gain (Loss)	3,928,674
Net unrealized appreciation (depreciation) on investments	40,274,765
Net unrealized appreciation (depreciation) on swap transactions	(159,227)
Net Realized Appreciation (Depreciation)	40,115,538
Net Realized and Unrealized Gain (Loss) on Investments	44,044,212
Net Increase in Net Assets Resulting from Operations	65,828,245

See notes to financial statements.

The Fund	25

STATEMENT OF CHANGES IN NET ASSETS

	Six Months Ended
	November 30, 2012	Year Ended
	(Unaudited)	May 31, 2012[a]
Operations ($):
Investment income—net	21,784,033	45,957,656
Net realized gain (loss) on investments	3,928,674	(2,078,444)
Net unrealized appreciation
(depreciation) on investments	40,115,538	96,587,630
Net Increase (Decrease) in Net Assets
Resulting from Operations	65,828,245	140,466,842
Dividends to Shareholders from ($):
Investment income—net:
Class A Shares	(1,976,036)	(4,002,174)
Class B Shares	—	(11,444)
Class C Shares	(153,745)	(302,799)
Class I Shares	(602,607)	(1,037,277)
Class Z Shares	(18,949,100)	(40,368,349)
Total Dividends	(21,681,488)	(45,722,043)
Capital Stock Transactions ($):
Net proceeds from shares sold:
Class A Shares	9,529,876	21,429,492
Class B Shares	—	—
Class C Shares	1,846,407	2,825,379
Class I Shares	9,895,095	15,169,282
Class Z Shares	12,878,665	26,925,742
Dividends reinvested:
Class A Shares	1,269,109	2,567,674
Class B Shares	—	6,677
Class C Shares	84,127	153,368
Class I Shares	206,359	256,621
Class Z Shares	13,650,701	28,902,523
Cost of shares redeemed:
Class A Shares	(7,786,264)	(21,236,268)
Class B Shares	—	(573,630)
Class C Shares	(889,145)	(1,543,861)
Class I Shares	(3,085,005)	(10,836,299)
Class Z Shares	(40,949,732)	(89,145,459)
Increase (Decrease) in Net Assets
from Capital Stock Transactions	(3,349,807)	(25,098,759)
Total Increase (Decrease) in Net Assets	40,796,950	69,646,040
Net Assets ($):
Beginning of Period	1,225,575,846	1,155,929,806
End of Period	1,266,372,796	1,225,575,846
Undistributed Investment Income—net	102,545	—

	Six Months Ended
	November 30, 2012	Year Ended
	(Unaudited)	May 31, 2012[a]
Capital Share Transactions:
Class Ab
Shares sold	613,735	1,433,586
Shares issued for dividends reinvested	81,834	173,967
Shares redeemed	(503,892)	(1,440,707)
Net Increase (Decrease) in Shares Outstanding	191,677	166,846
Class Bb
Shares sold	—	—
Shares issued for dividends reinvested	—	459
Shares redeemed	—	(38,236)
Net Increase (Decrease) in Shares Outstanding	—	(37,777)
Class C
Shares sold	118,879	189,868
Shares issued for dividends reinvested	5,425	10,376
Shares redeemed	(57,859)	(104,396)
Net Increase (Decrease) in Shares Outstanding	66,445	95,848
Class I
Shares sold	638,041	1,020,299
Shares issued for dividends reinvested	13,288	17,333
Shares redeemed	(200,094)	(730,357)
Net Increase (Decrease) in Shares Outstanding	451,235	307,275
Class Z
Shares sold	833,183	1,818,207
Shares issued for dividends reinvested	880,282	1,958,502
Shares redeemed	(2,652,566)	(6,054,674)
Net Increase (Decrease) in Shares Outstanding	(939,101)	(2,277,965)

a Effective as of the close of business on March 13, 2012, the fund no longer offers Class B shares.
b During the period ended May 31, 2012, 21,557 Class B shares representing $320,615 were automatically converted to 21,557 Class A shares.

See notes to financial statements.

The Fund	27

FINANCIAL HIGHLIGHTS

The following tables describe the performance for each share class for the fiscal periods indicated.All information (except portfolio turnover rate) reflects financial results for a single fund share.Total return shows how much your investment in the fund would have increased (or decreased) during each period, assuming you had reinvested all dividends and distributions.These figures have been derived from the fund’s financial statements.

Six Months Ended
November 30, 2012				Year Ended May 31,
Class A Shares	(Unaudited)		2012	2011	2010	2009	2008
Per Share Data ($):
Net asset value,
beginning of period	15.30		14.12	14.52	13.95	14.40	14.72
Investment Operations:
Investment income—net[a]	.26		.55	.57	.57	.57	.57
Net realized and unrealized
gain (loss) on investments	.56		1.17	(.40)	.57	(.45)	(.32)
Total from Investment Operations	.82		1.72	.17	1.14	.12	.25
Distributions:
Dividends from
investment income—net	(.26)		(.54)	(.57)	(.57)	(.57)	(.57)
Net asset value, end of period	15.86		15.30	14.12	14.52	13.95	14.40
Total Return (%)[b]	5.39	[c]	12.41	1.20	8.30	1.00	1.78
Ratios/Supplemental Data (%):
Ratio of total expenses
to average net assets	.92	[d]	.93	.93	.92	.96	1.02
Ratio of net expenses
to average net assets	.92	[d]	.93	.93	.92	.95	1.02
Ratio of interest and expense related
to floating rate notes issued
to average net assets	—		—	—	—	.02	.10
Ratio of net investment income
to average net assets	3.34	[d]	3.70	4.00	3.99	4.18	3.96
Portfolio Turnover Rate	3.66	[c]	20.88	14.78	22.39	16.57	43.66
Net Assets, end of period
($ x 1,000)	124,219		116,939	105,584	123,053	117,685	111,504

a	Based on average shares outstanding at each month end.
b	Exclusive of sales charge.
c	Not Annualized.
d	Annualized.

See notes to financial statements.

Six Months Ended
November 30, 2012				Year Ended May 31,
Class C Shares	(Unaudited)		2012	2011	2010	2009	2008
Per Share Data ($):
Net asset value,
beginning of period	15.30		14.12	14.51	13.95	14.40	14.72
Investment Operations:
Investment income—net[a]	.20		.43	.46	.45	.46	.46
Net realized and unrealized
gain (loss) on investments	.55		1.18	(.39)	.56	(.45)	(.32)
Total from Investment Operations	.75		1.61	.07	1.01	.01	.14
Distributions:
Dividends from
investment income—net	(.20)		(.43)	(.46)	(.45)	(.46)	(.46)
Net asset value, end of period	15.85		15.30	14.12	14.51	13.95	14.40
Total Return (%)[b]	4.92	[c]	11.58	.48	7.36	.22	1.00
Ratios/Supplemental Data (%):
Ratio of total expenses
to average net assets	1.69	[d]	1.66	1.71	1.72	1.73	1.79
Ratio of net expenses
to average net assets	1.69	[d]	1.66	1.71	1.72	1.73	1.79
Ratio of interest and expense related
to floating rate notes issued
to average net assets	—		—	—	—	.02	.10
Ratio of net investment income
to average net assets	2.57	[d]	2.95	3.23	3.18	3.39	3.18
Portfolio Turnover Rate	3.66	[c]	20.88	14.78	22.39	16.57	43.66
Net Assets, end of period
($ x 1,000)	13,221		11,742	9,485	9,653	7,272	5,767

a	Based on average shares outstanding at each month end.
b	Exclusive of sales charge.
c	Not Annualized.
d	Annualized.

See notes to financial statements.

The Fund	29

FINANCIAL HIGHLIGHTS (continued)

Six Months Ended
November 30, 2012				Year Ended May 31,
Class I Shares	(Unaudited)		2012	2011	2010	2009	[a]
Per Share Data ($):
Net asset value, beginning of period	15.29		14.12	14.51	13.94	12.60
Investment Operations:
Investment income—net[b]	.28		.58	.61	.59	.24
Net realized and unrealized
gain (loss) on investments	.56		1.17	(.40)	.58	1.38
Total from Investment Operations	.84		1.75	.21	1.17	1.62
Distributions:
Dividends from investment income—net	(.28)		(.58)	(.60)	(.60)	(.28)
Net asset value, end of period	15.85		15.29	14.12	14.51	13.94
Total Return (%)	5.53	[c]	12.60	1.54	8.57	12.97	[c]
Ratios/Supplemental Data (%):
Ratio of total expenses to average net assets	.67	[d]	.68	.66	.68	.70	[d]
Ratio of net expenses to average net assets	.66	[d]	.68	.66	.67	.70	[d]
Ratio of interest and expense related
to floating rate notes issued
to average net assets	—		—	—	—	—[e]
Ratio of net investment income
to average net assets	3.59	[d]	3.92	4.29	4.20	4.33	[d]
Portfolio Turnover Rate	3.66	[c]	20.88	14.78	22.39	16.57
Net Assets, end of period ($ x 1,000)	39,007		30,742	24,039	17,546	1,956

a	From December 15, 2008 (commencement of initial offering) to May 31, 2009.
b	Based on average shares outstanding at each month end.
c	Not annualized.
d	Annualized.
e	There were no floating rate notes outstanding during the class’ period of operations.

See notes to financial statements.

Six Months Ended
November 30, 2012					Year Ended May 31,
Class Z Shares	(Unaudited)		2012	2011	2010	2009	2008
Per Share Data ($):
Net asset value,
beginning of period	15.30		14.12	14.52	13.95	14.40	14.71
Investment Operations:
Investment income—net[a]	.28		.58	.60	.60	.60	.61
Net realized and unrealized
gain (loss) on investments	.55		1.17	(.40)	.57	(.45)	(.31)
Total from
Investment Operations	.83		1.75	.20	1.17	.15	.30
Distributions:
Dividends from
investment income—net	(.27)		(.57)	(.60)	(.60)	(.60)	(.61)
Net asset value,
end of period	15.86		15.30	14.12	14.52	13.95	14.40
Total Return (%)	5.51	[b]	12.63	1.43	8.52	1.22	2.08
Ratios/Supplemental
Data (%):
Ratio of total expenses
to average net assets	.71	[c]	.73	.71	.71	.74	.81
Ratio of net expenses
to average net assets	.70	[c]	.73	.71	.71	.74	.80
Ratio of interest and expense
related to floating rate
notes issued to
average net assets	—		—	—	—	.02	.10
Ratio of net investment
income to average
net assets	3.56	[c]	3.90	4.23	4.21	4.39	4.19
Portfolio Turnover Rate	3.66	[b]	20.88	14.78	22.39	16.57	43.66
Net Assets, end of period
($ x 1,000)	1,089,925		1,066,153	1,016,288	1,194,399	1,199,800	1,313,697

a	Based on average shares outstanding at each month end.
b	Not Annualized.
c	Annualized.

See notes to financial statements.

The Fund	31

NOTES TO FINANCIAL STATEMENTS (Unaudited)

NOTE 1—Significant Accounting Policies:

Dreyfus California AMT-Free Municipal Bond Fund (the “fund”) is the sole series of Dreyfus Premier California AMT-Free Municipal Bond Fund Inc. (the “Company”), which is registered under the Investment Company Act of 1940, as amended (the “Act”), as a non-diversified open-end management investment company. The fund’s investment objective is to seek as high a level of current income exempt from federal and California state income taxes, as is consistent with the preservation of capital. The Dreyfus Corporation (the “Manager” or “Dreyfus”), a wholly-owned subsidiary of The Bank of New York Mellon Corporation (“BNY Mellon”), serves as the fund’s investment adviser.

MBSC Securities Corporation (the “Distributor”), a wholly-owned subsidiary of the Manager, is the distributor of the fund’s shares.The fund is authorized to issue 600 million shares of $.001 par value Common Stock.The fund currently offers four classes of shares: Class A (200 million shares authorized), Class C (100 million shares authorized), Class I (100 million shares authorized) and Class Z (200 million shares authorized). Class A shares are subject to a sales charge imposed at the time of purchase. Class C shares are subject to a contingent deferred sales charge (“CDSC”) imposed on Class C shares redeemed within one year of purchase. Class I shares are sold at net asset value per share only to institutional investors. Class Z shares are sold at net asset value per share generally only to shareholders who received Class Z shares in exchange for their shares of General California Municipal Bond Fund, California Municipal Income, Inc. and Dreyfus California Intermediate Municipal Bond Fund, as a result of the reorganization of such funds. Class Z shares generally are not available for new accounts. Other differences between the classes include the services offered to and the expenses borne by each class, the allocation of certain transfer agency costs and certain voting rights. Income, expenses (other than expenses attributable to a specific class), and realized and unrealized gains or losses on investments are allocated to each class of shares based on its relative net assets.

The Company accounts separately for the assets, liabilities and operations of each series. Expenses directly attributable to each series are charged to that series’ operation; expenses which are applicable to all series are allocated among them on a pro rata basis.

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification is the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the Securities and Exchange Commission (“SEC”) under authority of federal laws are also sources of authoritative GAAP for SEC registrants. The fund’s financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions.Actual results could differ from those estimates.

The Company enters into contracts that contain a variety of indemnifications.The fund’s maximum exposure under these arrangements is unknown.The fund does not anticipate recognizing any loss related to these arrangements.

(a) Portfolio valuation: The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e., the exit price). GAAP establishes a fair value hierarchy that prioritizes the inputs of valuation techniques used to measure fair value.This hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements).

Additionally, GAAP provides guidance on determining whether the volume and activity in a market has decreased significantly and whether such a decrease in activity results in transactions that are not orderly. GAAP requires enhanced disclosures around valuation inputs and techniques used during annual and interim periods.

The Fund	33

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

Various inputs are used in determining the value of the fund’s investments relating to fair value measurements.These inputs are summarized in the three broad levels listed below:

Level 1—unadjusted quoted prices in active markets for identical investments.

Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).

Level 3—significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the fund’s investments are as follows:

Investments in securities are valued each business day by an independent pricing service (the “Service”) approved by the Company’s Board of Directors (the “Board”). Investments for which quoted bid prices are readily available and are representative of the bid side of the market in the judgment of the Service are valued at the mean between the quoted bid prices (as obtained by the Service from dealers in such securities) and asked prices (as calculated by the Service based upon its evaluation of the market for such securities). Other investments (which constitute a majority of the portfolio securities) are carried at fair value as determined by the Service, based on methods which include consideration of the following: yields or prices of municipal securities of comparable quality, coupon, maturity and type; indications as to values from dealers; and general market conditions.All of the preceding secu-

rities are categorized within Level 2 of the fair value hierarchy. U.S. Treasury securities are valued at the last sales price on the securities exchange on which such securities are primarily traded or at the last sales price on the national securities market on each business day. Investments in swap transactions are valued each business day by the Service. Swaps are valued by the Service by using a swap pricing model which incorporates among other factors, default probabilities, recovery rates, credit curves of the underlying issuer and swap spreads on interest rates. These securities are generally categorized within Level 2 of the fair value hierarchy.

The Service’s procedures are reviewed by Dreyfus under the general supervision of the Board.

When market quotations or official closing prices are not readily available, or are determined not to reflect accurately fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the fund calculates its net asset value, the fund may value these investments at fair value as determined in accordance with the procedures approved by the Board. Certain factors may be considered when fair valuing investments such as: fundamental analytical data, the nature and duration of restrictions on disposition, an evaluation of the forces that influence the market in which the securities are purchased and sold, and public trading in similar securities of the issuer or comparable issuers.These securities are either categorized within Level 2 or 3 depending on the relevant inputs used.

For restricted securities where observable inputs are limited, assumptions about market activity and risk are used and are categorized within Level 3 of the fair value hierarchy.

The Fund	35

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

The following is a summary of the inputs used as of November 30, 2012 in valuing the fund’s investments:

		Level 2—Other	Level 3—
	Level 1—	Significant	Significant
	Unadjusted	Observable	Unobservable
	Quoted Prices	Inputs	Inputs	Total
Assets ($)
Investments in Securities:
Municipal Bonds	—	1,247,728,356	—	1,247,728,356
U.S. Treasury	—	579,944	—	579,944
Other Financial
Instruments:
Swaps†	—	234,405	—	234,405
Liabilities ($)
Other Financial
Instruments:
Swaps†	—	(393,632)	—	(393,632)

†	Amount shown represents unrealized appreciation (depreciation) at period end.

At November 30, 2012, there were no transfers between Level 1 and Level 2 of the fair value hierarchy.

(b) Securities transactions and investment income: Securities transactions are recorded on a trade date basis. Realized gains and losses from securities transactions are recorded on the identified cost basis. Interest income, adjusted for accretion of discount and amortization of premium on investments, is earned from settlement date and recognized on the accrual basis. Securities purchased or sold on a when issued or delayed delivery basis may be settled a month or more after the trade date.

The fund follows an investment policy of investing primarily in municipal obligations of one state. Economic changes affecting the state and certain of its public bodies and municipalities may affect the ability of issuers within the state to pay interest on, or repay principal of, municipal obligations held by the fund.

(c) Dividends to shareholders: It is the policy of the fund to declare dividends daily from investment income-net. Such dividends are paid monthly. Dividends from net realized capital gains, if any, are normally declared and paid annually, but the fund may make distributions on a more frequent basis to comply with the distribution requirements of the Internal Revenue Code of 1986, as amended (the “Code”).To the extent that net realized capital gains can be offset by capital loss carryovers, it is the policy of the fund not to distribute such gains. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

(d) Federal income taxes: It is the policy of the fund to continue to qualify as a regulated investment company, which can distribute tax-exempt dividends, by complying with the applicable provisions of the Code, and to make distributions of income and net realized capital gain sufficient to relieve it from substantially all federal income and excise taxes.

As of and during the period ended November 30, 2012, the fund did not have any liabilities for any uncertain tax positions.The fund recognizes interest and penalties, if any, related to uncertain tax positions as income tax expense in the Statement of Operations. During the period, the fund did not incur any interest or penalties.

Each of the tax years in the three-year period ended May 31, 2012 remains subject to examination by the Internal Revenue Service and state taxing authorities.

Under the Regulated Investment Company Modernization Act of 2010 (the “2010 Act”), the fund is permitted to carry forward capital losses incurred in taxable years beginning after December 22, 2010 (“post-enactment losses”) for an unlimited period. Furthermore, post-enactment capital loss carryovers retain their character as either short-term or long-term capital losses rather than short-term as they were under previous statute.The 2010 Act requires post-enactment losses to be utilized before the utilization of losses incurred in taxable years prior to the effective date of the 2010 Act (“pre-enactment losses”).As a result of this ordering rule, pre-enactment losses may be more likely to expire unused.

The Fund	37

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

The fund has an unused capital loss carryover of $17,797,359 available for federal income tax purposes to be applied against future net realized capital gains, if any, realized subsequent to May 31, 2012. If not applied, $1,978,000 of the carryover expires in fiscal year 2016 and $15,819,359 expires in fiscal year 2018.

The tax character of distributions paid to shareholders during the fiscal year ended May 31, 2012 was as follows: tax-exempt income $45,722,043. The tax character of current year distributions will be determined at the end of the current fiscal year.

(e) New Accounting Pronouncement: In December 2011, FASB issued Accounting Standards Update No. 2011-11 “Disclosures about Offsetting Assets and Liabilities” (“ASU 2011-11”). These disclosure requirements are intended to help investors and other financial statement users to better assess the effect or potential effect of offsetting arrangements on a company’s financial position.They also improve transparency in the reporting of how companies mitigate credit risk, including disclosure of related collateral pledged or received. In addition,ASU 2011-11 facilitates comparison between those entities that prepare their financial statements on the basis of GAAP and those entities that prepare their financial statements on the basis of International Financial Reporting Standards (“IFRS”). ASU 2011-11 requires entities to: disclose both gross and net information about both instruments and transactions eligible for offset in the financial statements; and disclose instruments and transactions subject to an agreement similar to a master netting agreement. ASU 2011-11 is effective for fiscal years beginning on or after January 1, 2013, and interim periods within those annual periods. At this time, management is evaluating the implications of ASU 2011-11 and its impact on the fund’s financial statement disclosures.

NOTE 2—Bank Lines of Credit:

The fund participates with other Dreyfus-managed funds in a $210 million unsecured credit facility led by Citibank, N.A. and a $300 million unsecured credit facility provided by The Bank of New York

Mellon, a subsidiary of BNY Mellon and an affiliate of Dreyfus, (each, a “Facility”), each to be utilized primarily for temporary or emergency purposes, including the financing of redemptions. Prior to October 10, 2012, the unsecured credit facility with Citibank, N.A., was $225mil-lion. In connection therewith, the fund has agreed to pay its pro rata portion of commitment fees for each Facility. Interest is charged to the fund based on rates determined pursuant to the terms of the respective Facility at the time of borrowing. During the period ended on November 30, 2012, the fund did not borrow under the Facilities.

NOTE 3—Management Fee and Other Transactions With Affiliates:

(a) Pursuant to a management agreement (the “Agreement”) with the Manager, the management fee is computed at the annual rate of .60% of the value of the fund’s average daily net assets and is payable monthly.The Agreement provides that if in any fiscal year the aggregate expenses allocable to Class Z shares (exclusive of taxes, brokerage commissions, interest expense, commitment fees on borrowings and extraordinary expenses) exceed 1 1 / 2 % of the value of the average daily net assets of Class Z shares, the fund may deduct from the fees paid to the Manager, or the Manager will bear such excess expense. During the period ended November 30, 2012, there was no reduction in expense pursuant to the Agreement.

During the period ended November 30, 2012, the Distributor retained $6,297 from commissions earned on sales of the fund’s Class A shares and $62 from CDSCs on redemptions of the fund’s Class C shares.

(b) Under the Distribution Plan adopted pursuant to Rule 12b-1 under the Act, Class C shares pay the Distributor for distributing its shares at an annual rate of .75% of the value of the average daily net assets of Class C shares. During the period ended November 30, 2012, Class C shares were charged $45,154, pursuant to the Distribution Plan.

The Fund	39

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

(c) Under the Shareholder Services Plan, Class A and Class C shares pay the Distributor at an annual rate of .25% of the value of their average daily net assets for the provision of certain services.The services provided may include personal services relating to shareholder accounts, such as answering shareholder inquiries regarding the fund and providing reports and other information, and services related to the maintenance of shareholder accounts.The Distributor may make payments to Service Agents (securities dealers, financial institutions or other industry professionals) with respect to these services. The Distributor determines the amounts to be paid to Service Agents. During the period ended November 30, 2012, Class A and Class C shares were charged $148,489, and $15,051, respectively, pursuant to the Shareholder Services Plan.

Under the Shareholder Services Plan, Class Z shares reimburse the Distributor at an amount not to exceed an annual rate of .25% of the value of Class Z shares’ average daily net assets for certain allocated expenses of providing personal services and/or maintaining shareholder accounts.The services provided may include personal services relating to shareholder accounts, such as answering shareholder inquiries regarding Class Z shares and providing reports and other information, and services related to the maintenance of shareholder accounts. During the period ended November 30, 2012, Class Z shares were charged $202,803 pursuant to the Shareholder Services Plan.

The fund has arrangements with the transfer agent and the custodian whereby the fund may receive earnings credits when positive cash balances are maintained, which are used to offset transfer agency and custody fees. For financial reporting purposes, the fund includes net earnings credits as an expense offset in the Statement of Operations.

The fund compensates DreyfusTransfer, Inc., a wholly-owned subsidiary of the Manager, under a transfer agency agreement for providing transfer agency services for the fund and cash management services related to fund subscriptions and redemptions. During the period ended November 30, 2012, the fund was charged $111,315 for transfer agency services and $7,051 for cash management services. Cash management fees were partially offset by earnings credits of $860. These fees are included in Shareholder servicing costs in the Statement of Operations.

The fund compensates The Bank of New York Mellon under a custody agreement for providing custodial services for the fund. During the period ended November 30, 2012, the fund was charged $44,187 pursuant to the custody agreement.

The fund compensates The Bank of New York Mellon under a cash management agreement for performing certain cash management services related to fund subscriptions and redemptions.The Bank of New York Mellon also provides shareholder redemption draft processing services. During the period ended November 30, 2012, the fund was charged $2,556 pursuant to the cash management agreement, which is included in Shareholder servicing costs in the Statement of Operations. These fees were partially offset by earnings credits of $53.

During the period ended November 30, 2012, the fund was charged $3,981 for services performed by the Chief Compliance Officer and his staff.

The components of “Due to The Dreyfus Corporation and affiliates” in the Statement of Assets and Liabilities consist of: management fees $616,641, Distribution Plan fees $7,790, Shareholder Services Plan fees $27,502, custodian fees $28,993, Chief Compliance Officer fees $3,318 and transfer agency fees $53,263.

(d) Each Board member also serves as a Board member of other funds within the Dreyfus complex. Annual retainer fees and attendance fees are allocated to each fund based on net assets.

The Fund	41

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

NOTE 4—Securities Transactions:

The aggregate amount of purchases and sales of investment securities, excluding short-term securities and swap transactions, during the period ended November 30, 2012, amounted to $44,621,754 and $69,307,693, respectively.

Derivatives: A derivative is a financial instrument whose performance is derived from the performance of another asset. Each type of derivative instrument that was held by the fund during the period ended November 30, 2012 is discussed below.

Swap Transactions: The fund enters into swap agreements to exchange the interest rate on, or return generated by, one nominal instrument for the return generated by another nominal instrument.The fund enters into these agreements to hedge certain market or interest rate risks, to manage the interest rate sensitivity (sometimes called duration) of fixed income securities, to provide a substitute for purchasing or selling particular securities or to increase potential returns.

The fund accrues for the interim payments on swap contracts on a daily basis, with the net amount recorded within unrealized appreciation (depreciation) on swap contracts in the Statement of Assets and Liabilities. Once the interim payments are settled in cash, the net amount is recorded as a realized gain (loss) on swaps, in addition to realized gain (loss) recorded upon the termination of swap contracts in the Statement of Operations. Upfront payments made and/or received by the fund, are recorded as an asset and/or liability in the Statement of Assets and Liabilities and are recorded as a realized gain or loss ratably over the contract’s term/event with the exception of forward starting interest rate swaps which are recorded as realized gains or losses on the termination date. Fluctuations in the value of swap contracts are recorded for financial statement purposes as unrealized appreciation or depreciation on swap transactions.

Interest Rate Swaps: Interest rate swaps involve the exchange of commitments to pay and receive interest based on a notional principal amount.The fund may elect to pay a fixed rate and receive a floating rate, or receive a fixed rate and pay a floating rate on a notional principal amount. The net interest received or paid on interest rate swap agreements is included within unrealized appreciation (depreciation) on swap contracts in the Statement of Assets and Liabilities. Interest rate swaps are valued daily and the change, if any, is recorded as an unrealized gain or loss in the Statement of Operations.When a swap contract is terminated early, the fund records a realized gain or loss equal to the difference between the current realized value and the expected cash flows. For financial reporting purposes, forward rate agreements are classified as interest rate swaps.

The fund’s maximum risk of loss from counterparty credit risk is the discounted value of the cash flows to be received from the counter-party over the contract’s remaining life, to the extent that the amount is positive. This risk is mitigated by having a master netting arrangement between the fund and the counterparty and by the posting of collateral by the counterparty to the fund to cover the fund’s exposure to the counterparty. The following summarizes open interest rate swaps entered into by the fund at November 30, 2012:

					Unrealized
Notional		Reference	Base Index	Determination	Appreciation
Amount	Counterparty	Entity	Value (%)	Date	(Depreciation) ($)

30,000,000	Citibank	Forward Rate	1.69	2/13/2013	234,405
		Agreement,
		Municipal Market
		Data General
		Obligation, 2023,
		AAA Index[a]
20,000,000	Citibank	Forward Rate	2.47	2/13/2013	(393,632)
		Agreement,
		Municipal Market
		Data General
		Obligation, 2033,
		AAA Index[a]
Gross Unrealized
Appreciation					234,405
Gross Unrealized
Depreciation					(393,632)

a The fund will receive a payment from the counterparty if the value of the reference index is less than the base index value on the determination date.The fund will make a payment to the counterparty if the value of the reference index is greater than the base index value on the determination date.

The Fund	43

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

The following summarizes the average value of swap contracts outstanding during the period ended November 30, 2012:

Average Value ($)
Interest rate swap contracts	38,571,429

At November 30, 2012, accumulated net unrealized appreciation on investments was $148,488,667 consisting of $148,495,589 gross unrealized appreciation and $6,922 gross unrealized depreciation.

At November 30, 2012, the cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes (see the Statement of Investments).

INFORMATION ABOUT THE RENEWAL OF THE
FUND’S MANAGEMENT AGREEMENT (Unaudited)

At a meeting of the fund’s Board of Directors held on November 5-6, 2012, the Board considered the renewal of the fund’s Management Agreement pursuant to which Dreyfus provides the fund with investment advisory and administrative services (the “Agreement”). The Board members, none of whom are “interested persons” (as defined in the Investment Company Act of 1940, as amended) of the fund, were assisted in their review by independent legal counsel and met with counsel in executive session separate from Dreyfus representatives. In considering the renewal of the Agreement, the Board considered all factors that it believed to be relevant, including those discussed below. The Board did not identify any one factor as dispositive, and each Board member may have attributed different weights to the factors considered.

Analysis of Nature, Extent, and Quality of Services Provided to the Fund.The Board considered information previously provided to them in presentations from Dreyfus representatives regarding the nature, extent, and quality of the services provided to funds in the Dreyfus fund complex, and Dreyfus representatives confirmed that there had been no material changes in this information. Dreyfus provided the number of open accounts in the fund, the fund’s asset size and the allocation of fund assets among distribution channels. Dreyfus also had previously provided information regarding the diverse intermediary relationships and distribution channels of funds in the Dreyfus fund complex (such as retail direct or intermediary, in which intermediaries typically are paid by the fund and/or Dreyfus) and Dreyfus’ corresponding need for broad, deep, and diverse resources to be able to provide ongoing shareholder services to each intermediary or distribution channel, as applicable to the fund.

The Board also considered research support available to, and portfolio management capabilities of, the fund’s portfolio management personnel and that Dreyfus also provides oversight of day-to-day fund operations, including fund accounting and administration and assistance in meeting legal and regulatory requirements.The Board also considered Dreyfus’ extensive administrative, accounting, and compliance infrastructures.

The Fund	45

INFORMATION ABOUT THE RENEWAL OF THE FUND’S
MANAGEMENT AGREEMENT (Unaudited) (continued)

Comparative Analysis of the Fund’s Performance and Management Fee and Expense Ratio.The Board reviewed reports prepared by Lipper, Inc. (“Lipper”), an independent provider of investment company data, which included information comparing (1) the fund’s performance with the performance of a group of comparable funds (the “Performance Group”) and with a broader group of funds (the “Performance Universe”), all for various periods ended September 30, 2012, and (2) the fund’s actual and contractual management fees and total expenses with those of a group of comparable funds (the “Expense Group”) and with a broader group of funds (the “Expense Universe”), the information for which was derived in part from fund financial statements available to Lipper as of the date of its analysis. Dreyfus previously had furnished the Board with a description of the methodology Lipper used to select the Performance Group and Performance Universe and the Expense Group and Expense Universe.

Dreyfus representatives stated that the usefulness of performance comparisons may be affected by a number of factors, including different investment limitations that may be applicable to the fund and comparison funds.The Board discussed the results of the comparisons and noted that the fund’s total return performance was below the Performance Group median and variously above and below the Performance Universe median. Dreyfus also provided a comparison of the fund’s calendar year total returns to the returns of the fund’s Lipper category average, and the Board noted that the fund’s return was higher in eight of the ten years (lower in two years).

The Board also noted that the fund’s yield performance was at or below the Performance Group median, and above or below the Performance Universe median, over the past ten one-year periods.

The Board also reviewed the range of actual and contractual management fees and total expenses of the Expense Group and Expense Universe funds and discussed the results of the comparisons.The Board noted that the fund’s contractual management fee was above the Expense Group median, the fund’s actual management fee was above the Expense Group median and the Expense Universe median, and the fund’s actual total expenses were above the Expense Group median and the Expense Universe median.

The Board received a presentation from the fund’s portfolio managers, who described the fundamental and technical conditions at work it the municipal bond market, the level of volatility in the market, and the managers’ ongoing focus on mitigating downside risk in the fund’s portfolio. The portfolio managers also discussed the strategy implemented for the fund in 2009, quantitative risk management tools applied to overseeing the fund, the fund’s current structure to defend against volatility and to otherwise defensively position the fund’s credit posture. The portfolio managers also explained the fund’s performance relative to its duration and credit structure and the degree to which it impacts maximizing yield performance. The Board also noted the generally compressed spread among the returns of the Performance Group funds and that approximately 30 basis points or less (depending on the time period) separated the fund’s total return from the Performance Group median in periods where the fund achieved a total return that was below the median.

Dreyfus representatives reviewed with the Board the management or investment advisory fees (1) paid by funds advised or administered by Dreyfus that are in the same Lipper category as the fund and (2) paid to Dreyfus or the Dreyfus-affiliated primary employer of the fund’s primary portfolio manager(s) for advising any separate accounts and/or other types of client portfolios that are considered to have similar investment strategies and policies as the fund (the “Similar Clients”), and explained the nature of the Similar Clients.They discussed differences in fees paid and the relationship of the fees paid in light of any differences in the services provided and other relevant factors. The Board considered the relevance of the fee information provided for the Similar Clients to evaluate the appropriateness and reasonableness of the fund’s management fee.

Analysis of Profitability and Economies of Scale. Dreyfus representatives reviewed the expenses allocated and profit received by Dreyfus and the resulting profitability percentage for managing the fund and the aggre-

The Fund	47

INFORMATION ABOUT THE RENEWAL OF THE FUND’S
MANAGEMENT AGREEMENT (Unaudited) (continued)

gate profitability percentage to Dreyfus of managing the funds in the Dreyfus fund complex, and the method used to determine the expenses and profit.The Board concluded that the profitability results were not unreasonable, given the services rendered and service levels provided by Dreyfus.The Board also had been provided with information prepared by an independent consulting firm regarding Dreyfus’ approach to allocating costs to, and determining the profitability of, individual funds and the entire Dreyfus fund complex. The consulting firm also had analyzed where any economies of scale might emerge in connection with the management of a fund.

The Board’s counsel stated that the Board should consider the profitability analysis (1) as part of the evaluation of whether the fees under the Agreement bear a reasonable relationship to the mix of services provided by Dreyfus, including the nature, extent and quality of such services, and (2) in light of the relevant circumstances for the fund and the extent to which economies of scale would be realized if the fund grows and whether fee levels reflect these economies of scale for the benefit of fund shareholders. Dreyfus representatives also noted that, as a result of shared and allocated costs among funds in the Dreyfus fund complex, the extent of economies of scale could depend substantially on the level of assets in the complex as a whole, so that increases and decreases in complex-wide assets can affect potential economies of scale in a manner that is disproportionate to, or even in the opposite direction from, changes in the fund’s asset level.The Board also considered potential benefits to Dreyfus from acting as investment adviser and noted that there were no soft dollar arrangements in effect for trading the fund’s investments.

At the conclusion of these discussions, the Board agreed that it had been furnished with sufficient information to make an informed business decision with respect to the renewal of the Agreement. Based on the discussions and considerations as described above, the Board concluded and determined as follows.

  The Board concluded that the nature, extent and quality of the services provided by Dreyfus are adequate and appropriate.

  The Board was satisfied with the fund’s performance, in light of the considerations described above.

  The Board concluded that the fee paid to Dreyfus was reasonable in light of the considerations described above.

  The Board determined that the economies of scale which may accrue to Dreyfus and its affiliates in connection with the management of the fund had been adequately considered by Dreyfus in connection with the fee rate charged to the fund pursuant to the Agreement and that, to the extent in the future it were determined that material economies of scale had not been shared with the fund, the Board would seek to have those economies of scale shared with the fund.

In evaluating the Agreement, the Board considered these conclusions and determinations and also relied on its previous knowledge, gained through meetings and other interactions with Dreyfus and its affiliates, of the fund and the services provided to the fund by Dreyfus. The Board also relied on information received on a routine and regular basis throughout the year relating to the operations of the fund and the investment management and other services provided under the Agreement, including information on the investment performance of the fund in comparison to similar mutual funds and benchmark performance indices; general market outlook as applicable to the fund; and compliance reports. In addition, it should be noted that the Board’s consideration of the contractual fee arrangements for this fund had the benefit of a number of years of reviews of prior or similar agreements during which lengthy discussions took place between the Board and Dreyfus representatives. Certain aspects of the arrangements may receive greater scrutiny in some years than in others, and the Board’s conclusions may be based, in part, on their consideration of the same or similar arrangements in prior years.The Board determined that renewal of the Agreement for the ensuing year was in the best interests of the fund and its shareholders.

The Fund	49

For More Information

Telephone Call your financial representative or 1-800-DREYFUS

Mail The Dreyfus Family of Funds, 144 Glenn Curtiss Boulevard, Uniondale, NY 11556-0144

The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (“SEC”) for the first and third quarters of each fiscal year on Form N-Q. The fund’s Forms N-Q are available on the SEC’s website at http://www.sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

Information regarding how the fund voted proxies relating to portfolio securities for the most recent 12-month period ended June 30 is available on the SEC’s website at http://www.sec.gov and without charge, upon request, by calling 1-800-DREYFUS.

Item 2.      Code of Ethics.

                  Not applicable.

Item 3.      Audit Committee Financial Expert.

                  Not applicable.

Item 4.      Principal Accountant Fees and Services.

                  Not applicable.

Item 5.      Audit Committee of Listed Registrants.

                  Not applicable.

Item 6.      Investments.

(a)              Not applicable.

Item 7.      Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

                  Not applicable.

Item 8.      Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9.      Purchases of Equity Securities by Closed-End Management Investment Companies and Affiliated Purchasers.

                  Not applicable.  [CLOSED END FUNDS ONLY]

Item 10.    Submission of Matters to a Vote of Security Holders.

                  There have been no material changes to the procedures applicable to Item 10.

Item 11.    Controls and Procedures.

(a)        The Registrant's principal executive and principal financial officers have concluded, based on their evaluation of the Registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the Registrant's disclosure controls and procedures are reasonably designed to ensure that information required to be disclosed by the Registrant on Form N-CSR is recorded, processed, summarized and reported within the required time periods and that information required to be disclosed by the Registrant in the reports that it files or submits on Form N-CSR is accumulated and communicated to the Registrant's management, including its principal executive and principal financial officers, as appropriate to allow timely decisions regarding required disclosure.

(b)        There were no changes to the Registrant's internal control over financial reporting that occurred during the second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 12.    Exhibits.

(a)(1)   Not applicable.

(a)(2)   Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940.

(a)(3)   Not applicable.

(b)        Certification of principal executive and principal financial officers as required by Rule 30a-2(b) under the Investment Company Act of 1940.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this Report to be signed on its behalf by the undersigned, thereunto duly authorized.

Dreyfus Premier California AMT-Free Municipal Bond Fund, Inc.

By: /s/ Bradley J. Skapyak
Bradley J. Skapyak, President
Date:	January 24, 2013

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this Report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By: /s/ Bradley J. Skapyak
Bradley J. Skapyak, President
Date:	January 24, 2013

By: /s/ James Windels
James Windels, Treasurer
Date:	January 24, 2013

EXHIBIT INDEX

(a)(2)   Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940.  (EX-99.CERT)

(b)        Certification of principal executive and principal financial officers as required by Rule 30a-2(b) under the Investment Company Act of 1940.  (EX-99.906CERT)